DEPOSITS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	May 05, 2023 USD ($) aircraft	Oct. 05, 2022 aircraft
Gulfstream G-280
Deposit Assets [Line Items]
Purchase obligation, number of aircrafts | aircraft	4	4		4
Purchase obligation	$ 40,000	$ 79,000
Prepayments made in the period	27,000	12,000
Prepayments funded through the SAC Leasing G280 credit facility	24,000	4,500
Purchase obligation prepayments paid by the Company	3,000	7,500
Deposits assets	39,000	12,000
HondaJet HA-420
Deposit Assets [Line Items]
Purchase obligation, number of aircrafts | aircraft			23
Purchase obligation			$ 161,100
Deposits assets	$ 1,300	$ 800
Number of assets received | aircraft	3
HondaJet HA-420 Received
Deposit Assets [Line Items]
Purchase obligation	$ 17,900